Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) the total compensation (“SCT Total”) of our principal executive officers (“PEOs”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 34, (ii) the “compensation actually paid” (“CAP”) to our PEOs and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures. The below tables and disclosures do not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance.

Year	Summary Compensation Table Total for PEO Rodney C. Sacks ($)(1)	Summary Compensation Table Total for PEO Hilton H. Schlosberg ($)(1)	Compensation Actually Paid to PEO Rodney C. Sacks ($)(1)	Compensation Actually Paid to PEO Hilton H. Schlosberg ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Fixed $100 Investment Based on:		Net Income (In Thousands) ($)	Adjusted Operating Income (Non- GAAP) (In Thousands) ($)(4)
							Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)
2022	15,417,084	15,394,400	20,055,879	20,033,195	2,837,541	3,565,950	160	133	1,191,624	1,685,745
2021	16,707,577	16,686,528	18,142,857	18,121,808	2,013,059	1,961,241	151	124	1,377,475	1,816,831
2020	15,563,685	–	30,359,411	–	5,533,947	12,225,985	146	107	1,409,594	1,621,482

(1)	For 2022 and 2021, our PEOs were Rodney C. Sacks and Hilton H. Schlosberg and our Other NEOs were Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre. For 2020, our PEO was Rodney C. Sacks and our Other NEOs were Hilton H. Schlosberg, Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre.

(2)	The amounts represent an initial value of $100 on December 31, 2019 at the end of the fiscal years ended December 31, 2020, December 31, 2021 and December 31, 2022 and assumes that all dividends (if applicable) were reinvested.

(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2019 at the end of the fiscal years ended December 31, 2020, December 30, 2021 and December 31, 2022 and assumes that all dividends (if applicable) were reinvested. The Company’s current self-selected peer group (i.e., for the year ended December 31, 2022) is the “New Peer Group” as described in Part II, Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 1, 2023, which is comprised of TCCC, Dr. Pepper Snapple Group, Inc. (through July 9, 2018), Keurig Dr. Pepper Inc. (after July 10, 2018), Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc. The Company’s former self-selected peer group (i.e., for the years ended December 31, 2021 and December 31, 2020) is comprised of TCCC, Dr. Pepper Snapple Group, Inc. (through July 9, 2018), Keurig Dr. Pepper Inc. (after July 10, 2018), National Beverage Corporation, Jones Soda Company and PepsiCo, Inc. The Company removed National Beverage Corporation and Jones Soda Company from its peer group and added Constellation Brands, Inc. and Molson Coors Beverage Company to its peer group, as such latter companies have higher market capitalizations and because the Company has recently entered the alcohol beverage industry. The Peer Group TSR for each of the 2022 peer group and 2021 and 2020 peer groups would have been as follows:

	2022	2021	2020
2022 Peer Group	133	124	107
2021 and 2020 Peer Group	134	124	107

(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Other NEOs is presented in the table below.

Adjustments	2022			2021			2020
	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	Other NEOs* ($)
SCT Total	15,417,084	15,394,400	2,837,541	16,707,577	16,686,528	2,013,059	15,563,685	5,533,947
(a)	(13,563,286)	(13,563,286)	(1,655,774)	(13,529,221)	(13,529,221)	(841,200)	(12,505,247)	(3,884,582)
(b)	21,055,402	21,055,402	2,583,986	14,649,088	14,649,088	909,252	18,651,286	5,810,737
(c)	1,634,689	1,634,689	414,736	1,006,176	1,006,176	217,845	8,507,694	4,361,150
(d)	-	-	-	-	-	-	2,370,447	823,812
(e)	(4,488,010)	(4,488,010)	(614,539)	(690,763)	(690,763)	(337,715)	(2,228,454)	(419,079)
CAP amounts	20,055,879	20,033,195	3,565,950	18,142,857	18,121,808	1,961,241	30,359,411	12,225,985

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end.

(d)	Add: Vesting date fair value of awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(1)	For 2022 and 2021, our PEOs were Rodney C. Sacks and Hilton H. Schlosberg and our Other NEOs were Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre. For 2020, our PEO was Rodney C. Sacks and our Other NEOs were Hilton H. Schlosberg, Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre.

Peer Group Issuers, Footnote [Text Block]
(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2019 at the end of the fiscal years ended December 31, 2020, December 30, 2021 and December 31, 2022 and assumes that all dividends (if applicable) were reinvested. The Company’s current self-selected peer group (i.e., for the year ended December 31, 2022) is the “New Peer Group” as described in Part II, Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 1, 2023, which is comprised of TCCC, Dr. Pepper Snapple Group, Inc. (through July 9, 2018), Keurig Dr. Pepper Inc. (after July 10, 2018), Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc. The Company’s former self-selected peer group (i.e., for the years ended December 31, 2021 and December 31, 2020) is comprised of TCCC, Dr. Pepper Snapple Group, Inc. (through July 9, 2018), Keurig Dr. Pepper Inc. (after July 10, 2018), National Beverage Corporation, Jones Soda Company and PepsiCo, Inc. The Company removed National Beverage Corporation and Jones Soda Company from its peer group and added Constellation Brands, Inc. and Molson Coors Beverage Company to its peer group, as such latter companies have higher market capitalizations and because the Company has recently entered the alcohol beverage industry. The Peer Group TSR for each of the 2022 peer group and 2021 and 2020 peer groups would have been as follows:

	2022	2021	2020
2022 Peer Group	133	124	107
2021 and 2020 Peer Group	134	124	107

Adjustment To PEO Compensation, Footnote [Text Block]

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Other NEOs is presented in the table below.

Adjustments	2022			2021			2020
	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	Other NEOs* ($)
SCT Total	15,417,084	15,394,400	2,837,541	16,707,577	16,686,528	2,013,059	15,563,685	5,533,947
(a)	(13,563,286)	(13,563,286)	(1,655,774)	(13,529,221)	(13,529,221)	(841,200)	(12,505,247)	(3,884,582)
(b)	21,055,402	21,055,402	2,583,986	14,649,088	14,649,088	909,252	18,651,286	5,810,737
(c)	1,634,689	1,634,689	414,736	1,006,176	1,006,176	217,845	8,507,694	4,361,150
(d)	-	-	-	-	-	-	2,370,447	823,812
(e)	(4,488,010)	(4,488,010)	(614,539)	(690,763)	(690,763)	(337,715)	(2,228,454)	(419,079)
CAP amounts	20,055,879	20,033,195	3,565,950	18,142,857	18,121,808	1,961,241	30,359,411	12,225,985

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end.

(d)	Add: Vesting date fair value of awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,837,541	$ 2,013,059	$ 5,533,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,565,950	1,961,241	12,225,985
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Other NEOs is presented in the table below.

Adjustments	2022			2021			2020
	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	PEO Hilton H. Schlosberg ($)	Other NEOs* ($)	PEO Rodney C. Sacks ($)	Other NEOs* ($)
SCT Total	15,417,084	15,394,400	2,837,541	16,707,577	16,686,528	2,013,059	15,563,685	5,533,947
(a)	(13,563,286)	(13,563,286)	(1,655,774)	(13,529,221)	(13,529,221)	(841,200)	(12,505,247)	(3,884,582)
(b)	21,055,402	21,055,402	2,583,986	14,649,088	14,649,088	909,252	18,651,286	5,810,737
(c)	1,634,689	1,634,689	414,736	1,006,176	1,006,176	217,845	8,507,694	4,361,150
(d)	-	-	-	-	-	-	2,370,447	823,812
(e)	(4,488,010)	(4,488,010)	(614,539)	(690,763)	(690,763)	(337,715)	(2,228,454)	(419,079)
CAP amounts	20,055,879	20,033,195	3,565,950	18,142,857	18,121,808	1,961,241	30,359,411	12,225,985

* Amounts presented are averages for the entire group of Other NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end.

(d)	Add: Vesting date fair value of awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for 2022. We determined Adjusted Operating Income to be the most important financial performance measure used to link the Company’s performance to CAP to our PEOs and Non-PEO NEOs in 2022. We may determine different financial performances to be the most important financial performance in future years.

Financial Performance Measures
Adjusted operating income
Adjusted diluted EPS

Total Shareholder Return Amount	$ 160	151	146
Peer Group Total Shareholder Return Amount	133	124	107
Net Income (Loss)	$ 1,191,624,000	$ 1,377,475,000	$ 1,409,594,000
Company Selected Measure Amount	1,685,745,000	1,816,831,000	1,621,482,000
Peer Group 2022	$ 133	$ 124	$ 107
Peer Group 2021 and 2020	$ 134	124	107
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Non-GAAP Measure Description [Text Block]
(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted EPS
Rodney C. Sacks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,417,084	16,707,577	15,563,685
PEO Actually Paid Compensation Amount	$ 20,055,879	$ 18,142,857	$ 30,359,411
PEO Name	Rodney C. Sacks	Rodney C. Sacks	Rodney C. Sacks
Rodney C. Sacks [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,563,286)	$ (13,529,221)	$ (12,505,247)
Rodney C. Sacks [Member] | Equity Award Adjustment of Fair Value at Year End of Awards Granted During the Covered Fiscal Year that Were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,055,402	14,649,088	18,651,286
Rodney C. Sacks [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,634,689	1,006,176	8,507,694
Rodney C. Sacks [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,370,447
Rodney C. Sacks [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,488,010)	(690,763)	(2,228,454)
Hilton H. Schlosberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	15,394,400	16,686,528
PEO Actually Paid Compensation Amount	$ 20,033,195	$ 18,121,808
PEO Name	Hilton H. Schlosberg	Hilton H. Schlosberg
Hilton H. Schlosberg [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,563,286)	$ (13,529,221)
Hilton H. Schlosberg [Member] | Equity Award Adjustment of Fair Value at Year End of Awards Granted During the Covered Fiscal Year that Were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,055,402	14,649,088
Hilton H. Schlosberg [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,634,689	1,006,176
Hilton H. Schlosberg [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,488,010)	(690,763)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,655,774)	(841,200)	(3,884,582)
Non-PEO NEO [Member] | Equity Award Adjustment of Fair Value at Year End of Awards Granted During the Covered Fiscal Year that Were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,583,986	909,252	5,810,737
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	414,736	217,845	4,361,150
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			823,812
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (614,539)	$ (337,715)	$ (419,079)